Fees Summary	Nov. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,807,000
Previously Paid Amount	0.00
Total Fee Amount	418.21
Total Offset Amount	0.00
Net Fee	418.21
Narrative - Max Aggregate Offering Price	$ 4,807,000
Final Prospectus	true